Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share-Based Compensation Expense Included In Statements Of Operations	2020 2019Research and development expense$ - $ 5 Selling, general, and administrative expense 1,244 584 Total share-based compensation expense$ 1,244 $ 589
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Options Activity	Shares Weighted-AverageExercise Price Weighted-AverageRemainingContractual Term AggregateIntrinsicValue ($)Outstanding at beginning of year 11,410 $ 0.33 Granted 843 0.31 Exercised - - Forfeited/Expired (13) 38.86 Outstanding at end of year 12,240 0.28 5.5 years $ 3,401Vested at end of year 9,490 $ 0.31 5.5 years $ 2,578
Summary Of Valuation Assumptions	Year ended December 31, 2020 2019Expected option term 15 years 5 yearsExpected volatility factor 2127.4% to 135.3% 119.1%Risk-free interest rate 30.33% to 1.63% 1.6%Expected annual dividend yield0% 0% 1 The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding. For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes. 2 The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.3 The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.
Summary Of Options And Warrants By Exercise Price Range	Options Outstanding Options VestedRange of Exercise Prices Number Outstanding at December 31, 2020 Wtd. Avg. Exercise Price Wtd. Avg. Remaining Contractual Life Number Exercisable at December 31, 2020 Wtd. Avg. Exercise Price Wtd. Avg. Remaining Contractual Life$0.171 - $0.33 11,318 $ 0.18 5.6 8,624 $ 0.18 5.6$0.50 - $0.60 513 0.59 5.0 457 0.60 4.8$1.98 - $2.13 381 2.02 3.4 381 2.02 3.4$13.80 28 13.80 0.5 28 13.80 0.5 12,240 $ 0.28 5.5 9,490 $ 0.31 5.5
Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Restricted Stock Activity	Non-vested Shares Shares Weighted-AverageGrant Date Fair ValueNon-vested at beginning of year - $ -Granted 1,016 0.31 Vested (829) 0.31 Forfeited - -Non-vested at end of year 187 $ 0.33